----------------------------------------------------------------------
    TABLE OF CONTENTS
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    THE GUARDIAN PARK AVENUE FUND
    ----------------------------------------------------------------------
      INTERVIEW WITH CHARLES E. ALBERS                                   2
    ----------------------------------------------------------------------
      FUND PROFILE                                                       4
    ----------------------------------------------------------------------
    THE GUARDIAN VARIABLE ACCOUNT 1                                      6
    ----------------------------------------------------------------------
    THE GUARDIAN VARIABLE ACCOUNT 2                                      7
    ----------------------------------------------------------------------
    COMBINED NOTES TO FINANCIAL STATEMENTS                               8
    ----------------------------------------------------------------------
    THE GUARDIAN PARK AVENUE FUND
    ----------------------------------------------------------------------
      SCHEDULE OF INVESTMENTS                                           10
    ----------------------------------------------------------------------
      FINANCIAL STATEMENTS                                              15
    ----------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS                                     17
    ----------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS                                              20
    ----------------------------------------------------------------------


--------------------------------------------------------------------------------
 THE GUARDIAN PARK AVENUE FUND
--------------------------------------------

OBJECTIVE:  Long-term growth of capital
--------------------------------------------
PORTFOLIO:  At least 80% common stocks and
            securities convertible into
            common stocks
--------------------------------------------
INCEPTION:  June 1, 1972
--------------------------------------------
NET ASSETS AT JUNE 30, 1997: $1,936,054,659
--------------------------------------------


     "OUR QUANTITATIVE MODELS LOOK AT THE PORTFOLIO TWO DIFFERENT WAYS:
"TOP-DOWN" AND "BOTTOM-UP." THE "TOP-DOWN" APPROACH INVOLVES A CLUSTER OF DIFFERENT PREDICTIVE MODELS THAT WE USE TO IDENTIFY WHICH OVERALL PORTFOLIO STYLE HAS THE MOST ATTRACTIVE PERFORMANCE PROSPECTS. THE "BOTTOM-UP" APPROACH USES OUR MULTI-FACTOR STOCK SCORING SYSTEM TO IDENTIFY SPECIFIC ATTRACTIVE STOCKS WITHIN OUR 2000-STOCK RESEARCH UNIVERSE."


                                                    --CHARLES E. ALBERS, C.F.A.
                                                      PORTFOLIO MANAGER

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
--------------------------------------------

Q. THE STOCK MARKET'S CONTINUED STRENGTH IN 1997 HAS SURPRISED MANY MARKET OBSERVERS. HOW HAS THE FUND PERFORMED DURING THE FIRST HALF OF 1997?

A. The Guardian Park Avenue Fund has performed very well in the first half of 1997, both absolutely and also relative to our mutual fund peer group. The return to our shareholders for that period was a robust 18.40%(1), far above historic average returns for the U.S. stock market. Also, that return substantially exceeded the return of the average fund in our peer group, Lipper U.S. Growth Funds(2), which was a lesser 14.26% over the same period. This was accomplished in an environment where the large-cap stock index, the S&P 500(3), completely dominated the results of most "active" money managers: its total return for the six-months ended June 30, 1997 was 20.60%.

     Of course, from a shareholder's viewpoint, what is most important is the long-term investment record. Here, too, the Fund has done well, placing it in the top 5% of Lipper Growth Funds over the last 5 years, ranking number 12 out of 280 for the five-year period and number 21 out of 174 funds (top 13%) for the 10-year peiod ended June 30, 1997(4). And, for the last 15 years, we are pleased to note that the Fund ranked number 5 out of 113 growth funds (top 5%), a pretty impressive statistic!



                     COMPARATIVE AVERAGE ANNUAL
                   TOTAL RETURNS FOR THE PERIODS
                        ENDED JUNE 30, 1997
                   ------------------------------             GUARDIAN PARK         GUARDIAN PARK
                   GUARDIAN PARK          LIPPER U.S.          AVENUE FUND           AVENUE FUND
                    AVENUE FUND      GROWTH FUNDS AVERAGE     LIPPER RANK(4)        PERCENT RANK
                   -------------     --------------------    ---------------        -------------
 1 Year              + 35.26%              + 23.62%          66 (out of 758)           Top  9%
 5 Year              + 23.20%              + 16.58%          12 (out of 280)           Top  5%
10 Year              + 15.77%              + 12.62%          21 (out of 174)           Top 13%
15 Year              + 20.30%              + 16.02%           5 (out of 113)           Top  5%


Q. WHAT FACTORS AFFECTED FUND PERFORMANCE IN THE FIRST HALF OF 1997?

A. Six months ago, in the Annual Report to shareholders, we said: "We continue to believe that well-established, large-cap companies have the better prospects in 1997. This view is supported both by our quantitative `style predictor' models and also by our fundamental investment judgment."

     Our judgment at that time has been vindicated by subsequent developments. The current multi-year

-------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents total return for Class A shares--returns for Class B shares would be lower to reflect higher operating expenses associated with the B share class. Total return figures do not take into account the current maximum sales charges. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower.

(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales loads, and performance would be different if sales loads were deducted.

(3) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(4) Lipper rankings were reported in Lipper's Mutual Funds Performance Analysis Special Report 2nd Quarter 1997. Lipper rankings are based on total returns and do not take into account any deductions for sales loads.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  cycle of domestic large-cap outperformance, which began in 1995, has continued to roll on in the first half of 1997. This phenomenon is shown in the following table:



                                       TOTAL RETURN %
                               ----------------------------
                                                    SIX-
                                 YEAR     YEAR     MONTHS
                                 ENDED    ENDED     ENDED
                               DEC. 31,  DEC. 31,  JUNE 30,
                                 1995     1996      1997
                               --------  -------   --------
  Large-Cap (S&P 500)            +37.4%   +22.8%   +20.6%
  Small-Cap (Russell 2000)(5)    +28.4%   +16.5%   +10.2%
  Amount of Large-Cap
   Outperformance                + 9.0%   + 6.3%   +10.4%

     Throughout this period, from mid-1995 through mid-1997, we have positioned the Fund with a portfolio cap-size which has been much larger than those of most other actively managed funds, and this has given us a meaningful competitive advantage during this period.

                          THE GUARDIAN PARK AVENUE FUND
                     WEIGHTED AVERAGE MARKET CAPITALIZATION

             6/30/95   12/31/95    6/30/96     12/31/96       6/30/97
             -------   --------    -------     --------       -------
  GPAF        14.9       24.6       34.7         37.7           46.1

     Another factor that contributed to our relatively good investment performance in the first half of 1997 was our multi-factor quantitative stock scoring system. This system has generally provided us solid guidance over the years in stock selection, and this favorable record has continued into 1997.

Q. WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND DURING THE FIRST HALF OF 1997?

A. There was no change in our strategic approach to managing the portfolio during this period. We believe that soundly-based quantitative models provide a valuable tool. At the same time, fast-breaking news and unusual investment issues require the balanced judgment of a capable portfolio manager. We believe the surest path to consistently above-average returns requires the synergistic results of combining good quantitative tools with good manager judgment.

     Our quantitative models look at the portfolio two different ways:
"top-down" and "bottom-up." The "top-down" approach involves a cluster of different predictive models that we use to identify which overall portfolio style has the most attractive performance prospects. The "bottom-up" approach uses our multi-factor stock scoring system to identify specific attractive stocks within our 2000-stock research universe. We believe that both the "top-down" and "bottom-up" perspectives are important, and the best results can be achieved by combining them both within one portfolio.



Q. WHAT ARE THE PORTFOLIO'S WEIGHTS IN DIFFERENT ECONOMIC SECTORS, AND HOW HAVE THESE WEIGHTINGS AFFECTED PERFORMANCE?

A. The attached pie chart shows the Fund's portfolio weightings for each of the major economic sectors as of June 30, 1997. These weightings are not the primary driver of our portfolio management process, but there is an interesting perspective here. The Fund's greatest sector overweight is the Financial sector (26.3% weight versus 15.3% in the S&P 500), and this sector was a superior performer in the first half of 1997. The Fund's greatest sector underweight was Utilities (3.2% weight versus 8.5% in the S&P 500), and this sector was a significant underperformer in the first half. The two largest S&P 500 sectors are Consumer Staples and Technology, and the Fund weighting is close to the benchmark for both.

Q. MANY INVESTORS HAVE SHIFTED TO PASSIVE "INDEXING" IN RECENT YEARS. WHAT DOES THE FUTURE HOLD FOR "ACTIVE" PORTFOLIO MANAGEMENT?

A. As shown in the table above, within the U.S. stock market, large cap stocks have been substantially

--------------------------------------------------------------------------------

(5) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market. The returns for the Russell 2000 do not reflect expenses, which are deducted from the Fund's return.

--------------------------------------------------------------------------------
  outperforming small caps for roughly the last 3 years. Most active money managers in the U.S. have tended to be substantially "under-weighted" in the S&P 500 (large-cap) stocks, particularly the mega-cap stocks (the largest 50), causing their performance to lag the S&P 500 over this span.

     In response to those trends, "indexing" has been experiencing a boomlet of popularity. Many investors have been "throwing in the towel" on active portfolio management and shifting their money into funds which mimic a stock price index, most often the S&P 500. Promptly, those "index funds" turn around and buy the underlying stocks, with most of the money going into the mega-cap stocks. In the short run, this boomlet of popularity of indexing has been like a self-fulfilling prophecy: with the mega-cap stocks getting much of the incremental buying power, their prices have been pushed upward, leading the market.

     Small cap stocks, compared to large ones, have now become very cheap by historic norms. Over the long term, relative valuations between large caps and small caps will almost certainly return to normal historic relationships, and that implies that small caps will have to "catch up" on a relative performance basis.

     The bottom line: Most active money managers have looked bad during the last few years, at least relative to the S&P 500 Index. However, this seems to be a very poor time for investors to throw in the towel on all active equity managers. Indeed, over the next several years, it seems quite likely that many active managers will be able to do substantially better than the venerable, but now-bloated, S&P 500 Index.

THE GUARDIAN PARK AVENUE FUND PROFILE AS OF 6/30/97

--------------------------------------------------------------------------------
   THE GUARDIAN PARK AVENUE FUND--
   TOP 10 HOLDINGS AS OF 6/30/97
--------------------------------------------------------

     1. General Electric                           3.44%
--------------------------------------------------------
     2. Merck & Co.                                2.58%
--------------------------------------------------------
     3. Bristol Myers Squibb                       2.54%
--------------------------------------------------------
     4. Intel Corp.                                2.34%
--------------------------------------------------------
     5. Citicorp                                   2.15%
--------------------------------------------------------
     6. Exxon Corp.                                2.03%
--------------------------------------------------------
     7. Johnson & Johnson                          1.85%
--------------------------------------------------------
     8. DuPont DeNemours                           1.69%
--------------------------------------------------------
     9. Coca Cola Co.                              1.68%
--------------------------------------------------------
    10. BankAmerica                                1.61%
--------------------------------------------------------

     For a complete list of portfolio holdings, please see the schedule of investments.

--------------------------------------------------------------------------------

                              SECTOR WEIGHTINGS OF
                               COMMON STOCKS HELD
                          BY THE FUND ON JUNE 30, 1997

                                   PIE CHART

                             Credit Cyclicals-0.46%

                             Utilities-3.21%

                             Consumer Cyclical-3.57%

                             Conglomerates-1.47%

                             Consumer Services-2.09%

                             Transportation-2.10%

                             Consumer Staples-19.99%

                             Financial-26.29%

                             Capital Goods-5.91%

                             Basic Industries-3.86%

                             Energy-15.82%

                             Capital Goods-Technology-15.24%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                  [GRAPHICAL REPRESENTATION OF MOUNTAIN CHART]


          The Guardian Park Avenue Fund      $452,576
          S&P 500 Index                      $206,652
          Lipper U.S. Equity Growth
            Fund Average                     $172,283
          Cost of Living                     $ 39,010


A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $452,576 on June 30, 1997. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you may not invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $206,652. The Fund also fared well relative to other U.S. growth funds. The average return of U.S. equity growth funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of The Guardian Park Avenue Fund. The average of U.S. growth funds on the same $10,000 investment over the same time period would have been $172,283. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lend a more complete understanding of the investment's real worth.

----------------------------------------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS(1) FOR PERIODS ENDED 6/30/97

                                                                               Since Inception
                                                 1 Year   5 Years   10 Years       (6/1/72)
----------------------------------------------------------------------------------------------
At Net Asset Value(2) (without sales charge)     35.26%   23.20%     15.77%         16.51%
----------------------------------------------------------------------------------------------
Class A Shares(3) (with sales charge)            29.17%   22.07%     15.24%         16.30%
----------------------------------------------------------------------------------------------
S&P 500 Index                                    34.59%   18.29%     14.59%         12.68%
----------------------------------------------------------------------------------------------



PERFORMANCE FOR CLASS B SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996, WILL VARY DUE TO DIFFERENCES IN EXPENSES CHARGED TO EACH SHARE CLASS.

(1) Total return figures shown are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) Net Asset Value (NAV) assumes the reinvestment of all dividends and distributions and does not reflect the payment of sales charges.
(3) Class A share performance assumes the current maximum front-end sales charge of 4.5%.
--------------------------------------------------------------------------------

                         THE GUARDIAN VARIABLE ACCOUNT(1)
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investment in The Guardian Park Avenue Fund (1,163,321 shares at net asset
  value of $44.06 per share; FIFO Cost, $23,110,262) .......................                    $ 51,255,940
                                                                                                 ------------
LIABILITIES
 Due to The Guardian Insurance & Annuity Company, Inc. .....................                         492,679
                                                                                                 ------------
 Total Liabilities .........................................................                         492,679
                                                                                                 ------------
NET ASSETS- NOTE 3 .........................................................                     $ 50,763,261
                                                                                                 ============

                           STATEMENT OF OPERATIONS
                SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Income:
  Reinvested dividends .......................................................                   $    190,263
 Expense:
  Mortality and expense risk charges--Note 4 .................................                        368,869
                                                                                                 ------------
 Net investment income/(expense) .............................................                       (178,606)
                                                                                                 ------------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
 Net realized gain/(loss) from sale of investments ...........................                        751,573
 Reinvested realized gain distributions ......................................                      4,128,465
 Unrealized appreciation/(depreciation) of investments:
  End of period ..............................................................   $ 28,145,678
  Beginning of period ........................................................     24,759,529
                                                                                 ------------
  Change in unrealized appreciation/(depreciation) ...........................                      3,386,149
                                                                                                 ------------
 Net realized and unrealized gain/(loss) from investments ....................                      8,266,187
                                                                                                 ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............                   $  8,087,581
                                                                                                 ============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS     YEAR ENDED
                                                                                     ENDED        DECEMBER 31,
                                                                                  JUNE 30, 1997      1996
                                                                                   (UNAUDITED)     (AUDITED)
                                                                                 --------------  -------------
INCREASE/(DECREASE) FROM OPERATIONS

 Net investment income/(expense) .............................................   $   (178,606)   $   (117,297)
 Net realized gain/(loss) from sale of investments ...........................        751,573       4,854,139
 Reinvested realized gain distributions ......................................      4,128,465       5,230,139
 Change in unrealized appreciation/(depreciation) of investments .............      3,386,149         181,221
                                                                                 ------------    ------------
 Net increase/(decrease) resulting from operations ...........................      8,087,581      10,148,202
                                                                                 ------------    ------------
CONTRACT TRANSACTIONS

 Net contract purchase payments ..............................................        152,274         130,131
 Redemptions and annuity benefits ............................................     (4,485,489)     (5,562,631)
                                                                                 ------------    ------------
 Net increase/(decrease) from contract transactions ..........................     (4,333,215)     (5,432,500)
                                                                                 ------------    ------------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD ...............         88,864         171,373
                                                                                 ------------    ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ......................................      3,843,230       4,887,075
NET ASSETS AT DECEMBER 31, 1996 ..............................................     46,920,031      42,032,956
                                                                                 ------------    ------------
NET ASSETS AT JUNE 30, 1997 -- NOTE 3 ........................................   $ 50,763,261    $ 46,920,031
                                                                                 ============    ============

                      See notes to financial statements.

                         THE GUARDIAN VARIABLE ACCOUNT 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investment in The Guardian Park Avenue Fund (357,897 shares at
  net asset value of $44.06 per share; FIFO Cost, $7,211,325) ..                   $ 15,768,940
                                                                                   ------------
LIABILITIES
 Annuitant Mortality Fluctuation Fund ..........................                         58,593
 Due to The Guardian Insurance & Annuity Company, Inc. .........                        149,558
                                                                                   ------------
 Total Liabilities .............................................                        208,151
                                                                                   ------------
NET ASSETS -- NOTE 3 ...........................................                   $ 15,560,789
                                                                                   ============


                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Income:
  Reinvested dividends .........................................                   $     58,589
 Expense:
  Mortality and expense risk charges-- Note 4 ..................                        121,094
                                                                                   ------------
 Net investment income/(expense) ...............................                        (62,505)
                                                                                   ------------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
 Net realized gain/(loss) from sale of investments .............                        231,438
 Reinvested realized gain distributions ........................                      1,174,193
 Unrealized appreciation/(depreciation) of investments:
  End of period ................................................   $  8,557,615
  Beginning of period ..........................................      7,454,240
                                                                   ------------
  Change in unrealized appreciation/(depreciation) .............                      1,103,375
                                                                                   ------------
 Net realized and unrealized gain/(loss) from investments ......                      2,509,006
                                                                                   ------------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OP .......                   $  2,446,501
                                                                                   ============


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                     SIX MONTHS      YEAR ENDED
                                                                        ENDED       DECEMBER 31,
                                                                    JUNE 30, 1997       1996
                                                                     (UNAUDITED)      (AUDITED)
                                                                    -------------  -------------
INCREASE/(DECREASE) FROM OPERATIONS

 Net investment income/(expense) ...............................   $    (62,505)   $    (40,300)
 Net realized gain/(loss) from sale of investments .............        231,438         700,672
 Reinvested realized gain distributions ........................      1,174,193       1,592,435
 Change in unrealized appreciation/(depreciation) of investments      1,103,375         744,048
                                                                   ------------    ------------
 Net increase/(decrease) resulting from operations .............      2,446,501       2,996,855
                                                                   ------------    ------------
CONTRACT TRANSACTIONS

 Net contract purchase payments ................................          3,606          37,345
 Redemptions and annuity benefits ..............................     (1,264,426)       (848,821)
                                                                   ------------    ------------
 Net increase/(decrease) from contract transactions ............     (1,260,820)       (811,476)
                                                                   ------------    ------------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD .          5,683          18,034
                                                                   ------------    ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ........................      1,191,364       2,203,413
NET ASSETS AT DECEMBER 31, 1996 ................................     14,369,425      12,166,012
                                                                   ------------    ------------
NET ASSETS AT JUNE 30, 1997 -- NOTE 3 ..........................   $ 15,560,789    $ 14,369,425
                                                                   ============    ============

                       See notes to financial statements.

                         THE GUARDIAN VARIABLE ACCOUNT 1
                         THE GUARDIAN VARIABLE ACCOUNT 2
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1997 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Guardian Variable Account 1 (VA-1) and The Guardian Variable Account 2 (VA-2) are registered unit investment trusts under the Investment Company Act of 1940, as amended, established by The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). The mutual fund available under the contracts supported by VA-1 and VA-2 is The Guardian Park Avenue Fund (the Fund). The Fund has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. The VA-2 Separate Account has two divisions, the VA-2 Division and the VA-19 Division. All VA-2 Separate Account contract payments received subsequent to January 1, 1981 have been allocated to the VA-19 Division.

     Under applicable insurance law, the assets and liabilities of VA-1 and VA-2 are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of VA-1 and VA-2 will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of VA-1 and VA-2, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of both VA-1 and VA-2.

     Investments

     (a) Net proceeds from the sale of variable annuity contracts are invested in shares of the Fund at the net asset value of the Fund's shares. All distributions made by the Fund are reinvested in shares of the Fund. (b) The market value of investments in the Fund is based on the net asset value at the close of the period. (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. (d) The cost of Fund shares sold is determined on a first in, first out (FIFO) basis.

     During the six months ended June 30, 1997 and the year ended December 31, 1996, VA-1 purchases of shares of the Fund aggregated $1,356,631 and $6,895,856, respectively, and VA-2 purchases aggregated $395,953 and $1,929,219, respectively. Aggregate sales of shares of the Fund amounted to $5,448,010 and $6,589,598 for VA-1 and $1,616,746 and $1,009,010 for VA-2 for the six months ended June 30, 1997 and the year ended December 31, 1996, respectively.

     The Annuitant Mortality Fluctuation Fund

     The Annuitant Mortality Fluctuation Fund is funded by GIAC and has been established in response to various regulatory requirements and provides for any possible adverse experience.

     Federal Income Taxes

     The operations of VA-1 and VA-2 are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of VA-1 and VA-2.

     Annuity Reserves

     Annuity reserves are computed for currently payable contracts according to the 1971 Individual Annuity Mortality Table and the 1983 Individual Annuity Table. The assumed interest rate is 4.0%. Charges to annuity reserves for mortality and expense risk experience are reimbursed to GIAC if the reserves required are less than originally estimated. If additional reserves are required, GIAC reimburses the Account.

NOTE 3 -- NET ASSETS, JUNE 30, 1997 (UNAUDITED)

     At June 30, 1997, net assets for the VA-1 and VA-2 Separate Accounts are comprised as follows:


                                             UNITS      ACCUMULATION   TOTAL UNIT
                                             OWNED       UNIT VALUE       VALUE
                                          -----------   ------------   -----------
VA-1 Separate Account:
 VA-1 Division .......................... 122,321.627    $394.446957   $48,249,393
 Contracts receiving annuity benefits ...                                2,513,868
                                                                       -----------
                                                                       $50,763,261
                                                                       ===========

VA-2 Separate Account:
 VA-2 Division. .........................  35,479.540    $356.876287   $12,661,807
 VA-19 Division .........................   5,490.971     347.360308     1,907,345
                                                                       -----------
                                                                        14,569,152
 Contracts receiving annuity benefits ...                                  991,637
                                                                       -----------
                                                                       $15,560,789
                                                                       ===========

     In some instances the calculation of total assets may not agree due to rounding.

NOTE 4 -- MORTALITY AND EXPENSE RISK CHARGES

     Charges for mortality and expense risk paid to GIAC are computed daily and are equal to an annual rate of 1% of the average daily net assets.

     Currently, GIAC makes no charge against VA-1 and VA-2 for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to VA-1 and VA-2 in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS


                             JUNE 30,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                               1997        1996          1995          1994          1993
                           -----------  ------------  ------------  ------------  ------------
VA-1 Separate Account:
  VA-1 Division .......... $394.446957  $334.789490   $267.313646   $201.042264   $205.991442
VA-2 Separate Account:
  VA-2 Division .......... $356.876287  $302.901130   $241.852311   $181.893203   $186.370977
  VA-19 Division ......... $347.360308  $294.824378   $235.403384   $177.043070   $181.401443

----------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------
June 30, 1997 (Unaudited)

o THE GUARDIAN PARK AVENUE FUND

------------------------------------------------------------------
COMMON STOCKS -- 95.3%
------------------------------------------------------------------
 Shares                                                    Value
------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.2%
  294,098  Boeing Co.                                 $ 15,605,575
   34,400  General Dynamics Corp.                        2,580,000
   60,800  Gulfstream Aerospace Corp.                    1,793,600
   48,889  Lockheed Martin Corp.                         5,063,067
  187,600  Logicon, Inc.                                 9,942,800
  138,950  Precision Castparts Corp.                     8,284,894
   98,800  Rockwell Int'l. Corp.                         5,829,200
   25,000  Sundstrand Corp.                              1,395,313
   40,000  Thiokol Corp.                                 2,800,000
   36,100  TRW, Inc.                                     2,050,931
   73,200  United Technologies Corp.                     6,075,600
                                                      ------------
                                                        61,420,980
------------------------------------------------------------------
AIR TRANSPORTATION -- 0.8%
   94,000  AMR Corp., DE                                 8,695,000
  100,000  Continental Airlines, Inc.                    3,493,750
   54,000  UAL Corp.                                     3,864,375
                                                      ------------
                                                        16,053,125
------------------------------------------------------------------
APPLIANCE AND FURNITURE -- 0.5%
   30,000  Ethan Allen Interiors, Inc.                   1,710,000
  133,000  Furniture Brands Int'l., Inc.                 2,576,875
   40,000  Hon Industries, Inc.                          1,770,000
   30,000  Leggett & Platt, Inc.                         1,290,000
   40,000  Miller Herman, Inc.                           1,440,000
                                                      ------------
                                                         8,786,875
------------------------------------------------------------------
AUTOMOTIVE PARTS -- 0.4%
   19,130  Autoliv, Inc.                                   748,461
   37,500  Borg-Warner Automotive, Inc.                  2,027,344
   84,000  Goodyear Tire & Rubber Co.                    5,318,250
   17,000  Tower Automotive, Inc.                          731,000
                                                      ------------
                                                         8,825,055
------------------------------------------------------------------
BIOTECHNOLOGY -- 0.2%
   56,100  Amgen, Inc.                                   3,260,812
------------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 0.8%
   12,000  Armstrong World Industries, Inc.                880,500
   82,000  Johns Manville Corp.                            968,625
   63,000  Lennar Corp.                                  2,012,062
   60,000  McGrath Rent Corp.                            1,230,000
   43,400  Sherwin-Williams Co.                          1,339,975
   30,000  Southdown, Inc.                               1,308,750
   65,000  USG Corp.                                     2,372,500
   24,000  U.S. Home Corp.                                 637,500
   38,600  Vulcan Materials Co.                          3,030,100
   20,200  Webb (Del) Corp.                                328,250
                                                      ------------
                                                        14,108,262
------------------------------------------------------------------
CAPITAL GOODS-MISCELLANEOUS TECHNOLOGY -- 0.4%
   50,555  Martin Marietta Materials, Inc.               1,636,718
  154,462  Paychex, Inc.                                 5,869,556
   37,300  Rexel, Inc.                                     690,050
                                                      ------------
                                                         8,196,324
------------------------------------------------------------------
CHEMICALS -- 2.5%
  116,700  Cambrex Corp.                                 4,638,825
  506,600  E.I. Dupont de Nemours, Inc.                 31,852,475
   81,100  Lubrizol Corp.                                3,401,131
   56,100  Morton Int'l., Inc.                           1,693,519
   65,000  PPG Industries, Inc.                          3,778,125
   25,000  Rohm & Haas Co.                               2,251,562
                                                      ------------
                                                        47,615,637
------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.4%
   50,000  Affiliated Computer Services, Inc.            1,400,000
   89,000  BMC Software, Inc.                            4,928,375
   18,900  Cadence Design Systems, Inc.                    633,150
   74,800  Compuware Corp.                               3,571,700
   38,000  Fair Isaac & Co., Inc.                        1,693,375
  240,000  Microsoft Corp.                              30,330,000
   37,000  Sterling Software, Inc.                       1,156,250
   50,000  SunGuard Data Systems, Inc.                   2,325,000
                                                      ------------
                                                        46,037,850
------------------------------------------------------------------
COMPUTER SYSTEMS -- 5.1%
  208,400  Compaq Computer Corp.                        20,683,700
   32,400  Diebold, Inc.                                 1,263,600
   19,400  Hewlett Packard Co.                           1,086,400
   37,200  Honeywell, Inc.                               2,822,550
  236,500  Int'l. Business Machines                     21,329,344
  309,600  Lexmark Int'l. Group, Inc.                    9,404,100
   75,000  Pitney Bowes, Inc.                            5,212,500
   80,000  Quantum Corp.                                 1,625,000
   60,000  SCI Systems, Inc.                             3,825,000
  450,000  Storage Technology Corp.                     20,025,000
   49,000  Stratus Computer,  Inc.                       2,450,000
   65,200  Sun Microsystems, Inc.                        2,451,620
   60,000  Tandem Computers, Inc.                        1,215,000
  186,600  Western Digital Corp.                         5,901,225
                                                      ------------
                                                        99,295,039
------------------------------------------------------------------

CONGLOMERATES -- 1.4%
   65,300  Allied Signal, Inc.                           5,485,200
   90,000  Loews Corp.                                   9,011,250
  190,000  Textron, Inc.                                12,611,250
                                                      ------------
                                                        27,107,700
------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.
10

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------
DRUGS AND HOSPITALS -- 12.4%
  299,000  Abbott Laboratories                        $ 19,958,250
   65,820  Allegiance Corp.                              1,793,595
  280,700  American Home Products Corp.                 21,473,550
   27,400  Becton Dickinson & Co.                        1,387,125
  590,800  Bristol-Myers Squibb Corp.                   47,854,800
   65,296  Eli Lilly & Co., Inc.                         7,137,669
   25,000  Health Care & Retirement Co.                    834,375
   25,900  Integrated Health Services, Inc.                997,150
  542,400  Johnson & Johnson                            34,917,000
   81,300  Kinetic Concepts, Inc.                        1,463,400
   23,000  Lincare Hldgs., Inc.                            989,000
  476,300  Merck & Co., Inc.                            49,297,050
  182,300  Pfizer, Inc.                                 21,784,850
  302,400  Schering-Plough Corp.                        14,477,400
   20,000  Sybron Int'l. Corp., WI                         797,500
    8,000  Unitrin, Inc.                                   488,000
  230,000  Universal Health Services, Inc.               8,855,000
   29,600  Warner-Lambert Co.                            3,677,800
   26,000  Wellpoint Health Networks, Inc.               1,192,750
                                                      ------------
                                                       239,376,264
------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 4.0%
  163,600  Emerson Electric Co.                          9,008,225
  998,000  General Electric Co.                         65,244,250
   24,500  W.W. Grainger, Inc.                           1,915,594
    6,500  Jabil Circuit, Inc.                             545,187
                                                      ------------
                                                        76,713,256
------------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.2%
   46,000  Analogic Corp.                                1,564,000
   61,200  Dynatech Corp.                                2,187,900
   15,300  Sanmina Corp.                                   971,550
                                                      ------------
                                                         4,723,450
------------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.4%
  129,500  Giant Industries, Inc.                        2,047,719
  167,104  Holly Corp.                                   4,146,268
   86,500  Howell Corp.                                  1,730,000
                                                      ------------
                                                         7,923,987
------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 0.1%
   52,400  Galoob Toys, Inc.                               989,050
   17,000  Harley-Davidson, Inc.                           814,938
   24,000  Regal Cinemas, Inc.                             792,000
                                                      ------------
                                                         2,595,988
------------------------------------------------------------------
FINANCIAL-BANKS -- 12.6%
  164,392  Banc One Corp.                                7,962,733
  471,000  BankAmerica Corp.                            30,408,937
  109,100  Bank of Boston Corp.                          7,862,019
   87,600  Barnett Banks, Inc.                           4,599,000
  284,260  Chase Manhattan Corp.                        27,590,986
  336,764  Citicorp                                     40,601,110
   62,700  Comerica, Inc.                                4,263,600
   30,000  Compass Bancshares, Inc.                      1,008,750
   89,200  First Bank Systems Corp.                      7,615,450
  205,200  First Chicago NBD Corp.                      12,414,600
   12,400  First  Empire State Corp.                     4,178,800
   20,000  First Merit Corp.                               960,000
  191,100  First Union Corp.                            17,676,750
   50,475  Hubco, Inc.                                   1,463,775
   46,100  KeyCorp                                       2,575,838
  127,600  Mellon Bank Corp.                             5,757,950
   59,300  National City Corp.                           3,113,250
  218,000  Nationsbank Corp.                            14,061,000
   82,748  Norwest Corp.                                 4,654,575
   23,000  Premier Bancshares, Inc., GA                    395,312
   55,000  Provident Financial Group, Inc.               2,351,250
   67,500  Star Banc Corp.                               2,851,875
   80,000  State Street Corp.                            3,700,000
  147,964  TCF Financial Corp.                           7,305,723
  375,000  Travelers Group, Inc.                        23,648,437
   38,000  Union BanCal Corp                             2,731,250
   49,600  Zions Bancorp                                 1,866,200
                                                      ------------
                                                       243,619,170
------------------------------------------------------------------
FINANCIAL-OTHER -- 4.3%
  105,000  American Express Co.                          7,822,500
   75,000  Countrywide Credit Industries, Inc.           2,339,062
   10,000  Duff & Phelps Credit Rating Co.                 303,750
   83,200  A.G. Edwards, Inc.                            3,556,800
  154,800  Federal Home Loan Mortgage Corp.              5,321,250
  299,500  Federal National Mortgage Assn.              13,065,688
   93,000  Franklin Resources, Inc.                      6,748,312
   67,200  Green Tree Financial Corp.                    2,394,000
  100,000  Jefferies Group, Inc.                         5,700,000
   72,000  Lehman Brothers Hldgs., Inc.                  2,916,000
   57,400  McDonald  & Co. Investments, Inc.             2,633,225
  302,400  Merrill Lynch & Co., Inc.                    18,030,600
   52,000  J.P. Morgan & Co., Inc.                       5,427,500
  167,850  Morgan Keegan, Inc.                           3,336,019
   22,000  Pacific Century Financial Corp.               1,017,500
  100,950  Raymond James Financial, Inc.                 2,763,506
                                                      ------------
                                                        83,375,712
------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.
                                                                              11

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------
FINANCIAL-THRIFT -- 2.0%
   39,200  Astoria Financial Corp.                    $  1,862,000
  137,500  Bank Atlantic Bancorp, Inc.                   1,938,750
   16,000  California Federal Bancorp, Inc.                270,000
   93,187  Charter One Financial, Inc.                   5,020,450
   34,000  CitFed Bancorp, Inc.                          1,317,500
   47,000  Coastal Bancorp, Inc.                         1,398,250
   20,000  Coast Savings Financial, Inc.                   908,750
  150,199  Collective Bancorp, Inc.                      6,740,180
   68,100  Commercial Federal Corp.                      2,528,212
   33,000  Greenpoint Financial Corp.                    2,196,562
   76,000  Long Island Bancorp, Inc.                     2,759,750
   27,060  MAF Bancorp, Inc.                             1,133,138
   20,960  Pacific Crest Capital, Inc.                     277,720
  127,200  Progressive Bank, Inc.                        4,006,800
  438,291  Sovereign Bancorp, Inc.                       6,683,938
                                                      ------------
                                                        39,042,000
------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 5.6%
  118,700  Anheuser-Busch Cos., Inc.                     4,977,981
  140,000  Campbell Soup Co.                             7,000,000
  466,300  Coca Cola Co.                                31,475,250
  328,200  Coca Cola Enterprises, Inc.                   7,548,600
   59,400  ConAgra, Inc.                                 3,809,025
   71,000  Dean Foods Co.                                2,866,625
    4,128  Earthgrains Co.                                 270,642
   89,000  Fortune Brands, Inc.                          3,320,813
   89,000  Gallaher Group Plc.                           1,640,938
   34,000  Hershey Foods Corp.                           1,880,625
   50,000  Interstate Bakeries Corp.                     2,965,625
  616,200  Philip Morris Cos., Inc.                     27,343,875
   54,100  Ralston-Purina Group                          4,446,344
   12,000  Scweitzer-Mauduit Int'l., Inc.                  450,000
   38,800  Unilever NV                                   8,458,400
                                                      ------------
                                                       108,454,743
------------------------------------------------------------------
FOOTWEAR -- 0.4%
   88,200  Nike, Inc.                                    5,148,675
   49,000  Payless ShoeSource, Inc.                      2,679,688
                                                      ------------
                                                         7,828,363
------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
   78,080  Kimberly-Clark Corp.                          3,884,480
   79,300  Procter & Gamble Co.                         11,201,125
                                                      ------------
                                                        15,085,605
------------------------------------------------------------------
INSURANCE -- 6.1%
  152,800  Allstate Corp.                               11,154,400
   27,000  AMBAC, Inc.                                   2,062,125
   74,000  Amer. Bankers Ins. Group, Inc.                4,680,500
   86,300  Amer. Int'l. Group, Inc.                     12,891,063
   20,000  W.R. Berkley Corp.                            1,177,500
   46,000  Chubb Corp.                                   3,076,250
   51,000  Cigna Corp.                                   9,052,500
   22,000  Cincinnati Financial Corp.                    1,738,000
   40,000  CMAC Investment Corp.                         1,910,000
   12,000  Enhance Financial Svcs. Group, Inc.             526,500
   98,000  Everest Reinsurance Hldgs.                    3,883,250
   40,500  Executive Risk, Inc.                          2,106,000
   13,000  Financial Sec. Assur. Hldgs. Ltd.               506,187
   40,000  Fremont General Corp.                         1,610,000
   24,000  Frontier Insurance Group, Inc.                1,554,000
   28,400  General Re Corp.                              5,168,800
   60,100  Hartford Financial Svcs. Group, Inc.          4,973,275
   75,000  Horace Mann Educators Corp.                   3,675,000
   36,000  Jefferson Pilot Corp.                         2,515,500
   42,080  Liberty Financial Cos., Inc.                  2,098,740
   61,000  Lincoln National Corp., Inc.                  3,926,875
   43,000  Marsh & McLennan Cos., Inc.                   3,069,125
   25,300  MBIA, Inc.                                    2,854,156
   15,000  Mercury General Corp.                         1,091,250
  206,000  MGIC Investment Corp.                         9,875,125
   39,200  Ohio Casualty Corp.                           1,724,800
   60,000  Old Republic Int'l. Corp.                     1,818,750
   30,800  Progressive Corp. of Ohio                     2,679,600
   28,000  ReliaStar Financial Group                     2,047,500
   47,900  St. Paul Cos., Inc.                           3,652,375
   92,250  State Auto Financial Corp.                    2,075,625
   63,000  SunAmerica, Inc.                              3,071,250
   34,000  Torchmark, Inc.                               2,422,500
   38,500  Travelers Ppty. Casualty Corp.                1,535,188
                                                      ------------
                                                       118,203,709
------------------------------------------------------------------
LODGING -- 0.2%
   17,000  Doubletree Corp.                                699,125
  175,000  Prime Hospitality Corp.                       3,456,250
                                                      ------------
                                                         4,155,375
------------------------------------------------------------------














MACHINERY AND EQUIPMENT -- 1.5%
   67,000  AAR Corp.                                     2,123,062
   94,800  Caterpillar, Inc.                            10,179,150
   88,400  Deere & Co.                                   4,850,950
   15,000  Eaton Corp.                                   1,309,688
  102,400  Illinois Tool Works, Inc.                     5,113,600
   30,800  Robbins & Myers, Inc.                         1,001,000
   35,000  Universal Corp., VA                           1,111,250
   60,000  York Int'l. Corp.                             2,760,000
                                                      ------------
                                                        28,448,700
------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              See notes to financial statements.
12

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 0.7%
   65,000  Carson Pirie Scott & Co.                   $  2,063,750
   33,750  Consolidated Stores Corp.                     1,172,813
   60,200  Dayton Hudson Corp.                           3,201,888
   50,000  Dollar General Corp.                          1,875,000
   16,000  MacFrugals Bargains Closeouts                   436,000
   82,500  Fred Meyer, Inc., DE                          4,264,219
   48,000  Shopko Stores, Inc.                           1,224,000
                                                      ------------
                                                        14,237,670
------------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.3%
   35,000  Bergen Brunswig Corp.                           975,625
   66,000  Value Health, Inc.                            1,336,500
   75,000  Walgreen Co.                                  4,021,875
                                                      ------------
                                                         6,334,000
------------------------------------------------------------------
MERCHANDISING-FOOD -- 0.5%
  120,000  Richfood Hldgs., Inc.                         3,120,000
  128,825  Safeway, Inc.                                 5,942,053
   19,000  Smithfield Foods, Inc.                        1,168,500
                                                      ------------
                                                        10,230,553
------------------------------------------------------------------
MERCHANDISING-SPECIAL -- 0.6%
   45,978  CVS Corp.                                     2,356,372
   83,560  Host Marriott Services Corp.                    981,830
   65,000  Pier 1 Imports, Inc.                          1,722,500
  125,000  Ross Stores, Inc.                             4,085,938
   20,000  Stein Mart, Inc.                                600,000
   32,500  Tiffany & Co., Inc.                           1,501,094
   35,000  Waban, Inc.                                   1,126,562
                                                      ------------
                                                        12,374,296
------------------------------------------------------------------
MISCELLANEOUS -- 0.1%
   14,400  Alberto-Culver Co.                              335,700
   16,200  Helen of Troy Ltd.                              415,125
   20,000  Lands End, Inc.                                 592,500
   22,900  Mississippi Chemical Corp.                      475,175
   37,500  Zeigler Coal Hldg. Co.                          876,563
                                                      ------------
                                                         2,695,063
------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.6%
   59,200  Cognizant Corp.                               2,397,600
   80,000  Equifax, Inc.                                 2,975,000
   24,000  Interpublic Group Cos., Inc.                  1,471,500
   55,000  A.C. Nielsen Corp.                            1,079,375
   35,000  Omnicom Group                                 2,156,875
   60,000  Valassis Communications, Inc.                 1,440,000
                                                      ------------
                                                        11,520,350
------------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 0.5%
  260,000  ENSERCH Corp.                                 5,785,000
  158,300  Mitchell Energy & Dev. Corp.                  3,443,025
   43,000  Western Gas Resources, Inc.                     838,500
                                                      ------------
                                                        10,066,525
------------------------------------------------------------------
OIL AND GAS PRODUCING -- 3.5%
  194,400  Apache Corp.                                  6,318,000
   98,000  Barrett Resources Corp.                       2,933,875
  121,900  Basin Exploration, Inc                          944,725
  172,500  Tom Brown, Inc.                               3,665,625
   90,000  Cairn Energy USA, Inc.                        1,181,250
  185,000  Chieftain Int'l., Inc.                        4,058,438
  153,000  Devon Energy Corp.                            5,622,750
   50,200  Diamond Offshore Drilling, Inc                3,921,875
  146,400  Enron Oil and Gas Co.                         2,653,500
  264,600  Enserch Exploration, Inc.                     2,894,063
   38,100  Forcenergy Gas Exploration, Inc.              1,157,288
   20,000  Nuevo Energy Co.                                820,000
  497,300  Petromet Resources Ltd.                       1,150,006
   54,700  Petsec Energy Ltd.                            1,244,425
   79,700  Pogo Producing Co.                            3,083,394
  770,000  Ranger Oil Ltd.                               7,170,625
  245,000  Rigel Energy Corp.                            2,618,438
  204,600  St. Mary Land & Exploration Co.               7,186,575
  305,536  Seagull Energy Corp.                          5,346,880
   39,300  Snyder Oil Corp.                                722,137
   33,378  United Meridian Corp.                         1,001,340
   33,000  Vintage Petroleum, Inc.                       1,014,750
  270,000  Wainoco Oil Ltd.                              1,147,500
                                                      ------------
                                                        67,857,459
------------------------------------------------------------------
OIL AND GAS SERVICES -- 3.5%
   62,000  BJ Services Co.                               3,324,750
   85,960  Camco Int'l., Inc.                            4,706,310
   41,600  Cliffs Drilling Co.                           1,518,400
   64,000  Cooper Cameron Corp.                          2,992,000
   70,000  ENSCO Int'l., Inc.                            3,692,500
   60,500  Halliburton Co.                               4,794,625
   14,616  Halter Marine Group, Inc.                       350,784
  370,500  Input/Output, Inc.                            6,715,312
  329,400  Nabors Industries, Inc.                       8,235,000
  130,000  Noble Drilling Corp.                          2,933,125
  127,700  Offshore Logistics, Inc.                      2,410,338
   60,000  Pride Petroleum Services, Inc.                1,440,000
  107,800  Schlumberger Ltd.                            13,475,000
   80,000  Smith Int'l., Inc.                            4,860,000
   26,000  Transocean Offshore, Inc.                     1,888,250




   72,400  Varco Int'l., Inc.                            2,334,900
   70,000  Weatherford Enterra, Inc.                     2,695,000
                                                      ------------
                                                        68,366,294
------------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 1.3%
   74,800  Amoco Corp.                                   6,502,925
  109,000  Atlantic Richfield Co.                        7,684,500
  120,000  Murphy Oil Corp.                              5,850,000
  284,000  Tesoro Petroleum, Inc.                        4,206,750
                                                      ------------
                                                        24,244,175
------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 5.9%
  168,800  Chevron Corp.                              $ 12,480,650
  624,400  Exxon Corp.                                  38,400,600
  346,600  Mobil Corp.                                  24,218,675
  506,800  Royal Dutch Petroleum Co.                    27,367,200
  103,200  Texaco, Inc.                                 11,223,000
                                                      ------------
                                                       113,690,125
------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.9%
   50,000  Caraustar Industries, Inc.                    1,731,250
   18,000  Consolidated Papers, Inc.                       972,000
   34,285  Deltic Timber Corp.                           1,004,979
  331,500  Rayonier, Inc.                               13,943,719
                                                      ------------
                                                        17,651,948
------------------------------------------------------------------
PHOTOGRAPHY -- 0.4%
   99,700  Eastman Kodak Co.                             7,651,975
------------------------------------------------------------------
PUBLISHING-NEWS -- 0.6%
  45,000  Central Newspapers, Inc.                       3,223,125
  43,200  Gannett Co., Inc.                              4,266,000
  65,700  Harte-Hanks Communications                     1,938,150
  20,000  Lee Enterprises, Inc.                            527,500
   5,700  Washington Post Co.                            2,268,600
                                                      ------------
                                                        12,223,375
------------------------------------------------------------------
RAILROADS -- 0.7%
   40,301  Burlington Northern Santa Fe                  3,622,052
   15,000  Kansas City Southern Inds., Inc.                967,500
   45,800  Norfolk Southern Corp.                        4,614,350
   64,900  Union Pacific Corp.                           4,575,450
                                                      ------------
                                                        13,779,352
------------------------------------------------------------------
SEMICONDUCTOR -- 2.7%
   60,000  Adaptec, Inc.                                 2,085,000
   57,100  Altera Corp.                                  2,883,550
   80,000  Dallas Semiconductor Corp.                    3,140,000
  311,200  Intel Corp.                                  44,132,050
                                                      ------------
                                                        52,240,600
------------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 0.6%
   73,000  Jones Apparel Group, Inc.                     3,485,750
   50,000  Liz Claiborne, Inc.                           2,331,250
   46,100  Russell Corp.                                 1,365,712
   43,000  V.F. Corp.                                    3,644,250
                                                      ------------
                                                        10,826,962
------------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.4%
   46,000  Airborne Freight Corp.                        1,926,250
   22,000  Expeditors Int'l. Wash., Inc.                   624,250
   32,000  GATX Corp.                                    1,848,000
  239,500  Maritrans, Inc.                               1,856,125
   42,000  Trinity Industries, Inc.                      1,333,500
                                                      ------------
                                                         7,588,125
------------------------------------------------------------------
TRUCKERS -- 0.1%
   18,000  FRP Ppty., Inc.                                 486,000
   25,000  Swift Transportation, Inc.                      737,500
                                                      ------------
                                                         1,223,500
------------------------------------------------------------------
UTILITIES-COMMUNICATIONS -- 2.5%
  140,600  Ameritech Corp.                               9,552,013
  251,600  Bellsouth Corp.                              11,667,950
    9,200  Harris Corp., DE                                772,800
  312,000  NYNEX Corp.                                  17,979,000
  151,700  SBC Communications, Inc.                      9,386,438
                                                      ------------
                                                        49,358,201
------------------------------------------------------------------
UTILITIES-ELECTRIC -- 0.5%
   36,000  CalEnergy, Inc.                               1,368,000
   62,664  Duke Power Co.                                3,003,955
   26,000  KU Energy Corp.                                 887,250
   31,000  LG&E Energy Corp.                               683,938
   29,000  Nipsco Industries, Inc.                       1,198,061
   40,000  Public Service Co., CO                        1,660,000
                                                      ------------
                                                         8,801,204
------------------------------------------------------------------
UTILITIES-GAS AND PIPELINE -- 0.1%
   45,000  KN  Energy, Inc.                              1,895,623
------------------------------------------------------------------
          TOTAL COMMON STOCKS
            (COST $1,301,517,930)                    1,845,111,356
------------------------------------------------------------------
















SHORT-TERM INVESTMENTS -- 5.5%
------------------------------------------------------------------
  Principal
   Amount                                                   Value
------------------------------------------------------------------
COMMERCIAL PAPER -- 5.5%
$38,000,000  Corning, Inc.
              6.15% due 7/1/97                      $   38,000,000
 19,250,000  Goldman Sachs Group, LP
              6.15% due 7/1/97                          19,250,000
 50,000,000  Koch Industries, Inc.
              6.07% due 7/1/97                          50,000,000
------------------------------------------------------------------
         TOTAL SHORT-TERM INVESTMENTS
          (COST $107,250,000)                          107,250,000
------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.8%
  (COST $1,408,767,930)                              1,952,361,356
------------------------------------------------------------------
PAYABLES IN EXCESS OF CASH, RECEIVABLES
  AND OTHER ASSETS -- (0.8%)                           (16,306,697)
------------------------------------------------------------------
NET ASSETS -- 100.0%                                $1,936,054,659
------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              See notes to financial statements.
14

------------------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------------------

o The Guardian Park Avenue Fund

------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------
June 30, 1997 (Unaudited)
------------------------------------------------------------------
ASSETS
  Investments, at identified cost                   $1,408,767,930
==================================================================
  Investments, at market                             1,952,361,356
------------------------------------------------------------------
  Cash                                                       6,800
  Receivable for securities sold                        27,564,113
  Receivable for fund shares sold                        6,245,469
  Dividends receivable                                   1,393,742
  Other assets                                               5,015
------------------------------------------------------------------
       TOTAL ASSETS                                  1,987,576,495
------------------------------------------------------------------
LIABILITIES
  Payable for securities purchased                      46,533,718
  Payable for fund shares redeemed                       1,020,056
  Accrued expenses                                         391,184
  Due to affiliates                                      3,576,878
------------------------------------------------------------------
      TOTAL LIABILITIES                                 51,521,836
------------------------------------------------------------------
      NET ASSETS                                    $1,936,054,659
==================================================================
COMPONENTS OF NET ASSETS
  Shares of beneficial interest, at par             $      439,416
  Additional paid-in capital                         1,311,709,644
  Undistributed net investment income                      851,481
  Accumulated net realized gain on investments          79,460,692
  Net unrealized appreciation of investments           543,593,426
------------------------------------------------------------------
      NET ASSETS                                    $1,936,054,659
==================================================================
NET ASSETS:
  Class A                                           $1,826,532,074
  Class B                                           $  109,522,585
------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING--$0.01 PAR VALUE
  Class A                                               41,451,039
  Class B                                                2,490,566
------------------------------------------------------------------
NET ASSET VALUE PER SHARE
 Class A                                                    $44.06
 Class B                                                    $43.97
------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
 Class A Only (Net Asset Value x 104.71%)*                  $46.14
------------------------------------------------------------------
     * Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.

------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------
  Six Months Ended June 30, 1997 (Unaudited)
------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
    Dividends                                          $11,509,091
    Interest                                             2,986,999
    Other income                                            13,636
------------------------------------------------------------------
                                                        14,509,726
    Less: Foreign tax withheld                              85,563
------------------------------------------------------------------
       Total Income                                     14,424,163
------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees -- Note 2                  4,075,522
     Administrative fees -- Class A                      1,070,880
     Administrative fees -- Class B                         85,131
     12b-1 fees -- Note 3                                  255,393
     Transfer agent fees                                   964,799
     Custodian fees                                        141,448
     Printing expense                                      101,900
     Registration fees                                      67,600
     Audit fees                                             10,250
     Trustees fees -- Note 2                                 9,500
     Legal fees                                              6,250
     Insurance expense                                       4,934
     Other                                                     350
------------------------------------------------------------------
        Total Expenses                                   6,793,957
------------------------------------------------------------------
   NET INVESTMENT INCOME                                 7,630,206
------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS -- NOTE 5
     Net realized gain on
      investments -- Note 1                             79,458,180
    Net change in unrealized appreciation
      of investments -- Note 5                         196,041,631
------------------------------------------------------------------
      NET REALIZED AND UNREALIZED GAIN ON
       INVESTMENTS                                     275,499,811
------------------------------------------------------------------
     NET INCREASE IN NET ASSETS
       FROM OPERATIONS                                $283,130,017
==================================================================


--------------------------------------------------------------------------------
See notes to financial statements
                                                                              15

THE GUARDIAN PARK AVENUE FUND
(Continued)

------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------
                                           Six Months
                                              Ended         Year Ended
                                            June 30,       December 31,
                                              1997             1996
                                           (Unaudited)       (Audited)
------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
   Net investment income                 $    7,630,206    $  13,816,372
   Net realized gain on
    investments                              79,458,180      140,062,592
   Net change in unrealized
    appreciation of investments             196,041,631      128,623,359
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 FROM OPERATIONS                            283,130,017      282,502,323
------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
   Net investment income
    Class A                                  (6,763,141)     (13,778,621)
    Class B                                     (15,584)         (37,751)
   Distributions in excess of net
    investment income
    Class A                                        --           (358,731)
    Class B                                        --             (7,535)
   Net realized gain on
    investments
    Class A                                 (26,715,624)    (146,944,706)
    Class B                                  (1,602,527)      (2,841,272)
------------------------------------------------------------------------
 TOTAL DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS                              (35,096,876)    (163,968,616)
------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
  from capital share
  transactions -- Note 7                    259,830,146      337,383,070
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                  507,863,287      455,916,777

NET ASSETS
Beginning of period                       1,428,191,372      972,274,595
------------------------------------------------------------------------
End of period*                           $1,936,054,659   $1,428,191,372
========================================================================

* Includes undistributed net
  investment income of                   $      851,481   $        --

--------------------------------------------------------------------------------
                                               See notes to financial statements
16

NOTES TO
FINANCIAL STATEMENTS

June 30, 1997 (Unaudited)

o THE GUARDIAN PARK AVENUE FUND

NOTE 1. ACCOUNTING POLICIES

     The Guardian Park Avenue Fund (the Fund) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). GPAF, originally organized as a Delaware corporation in 1970, was reorganized into a Massachusetts business trust on April 28, 1989. On December 30, 1992, a majority of the outstanding shares of GPAF voted in favor of reorganizing the Fund as a series of the Park Avenue Portfolio, also a Massachusetts business trust. Significant accounting policies of the Fund are as follows:

     GPAF, GPASCF, GAAF, GBGIF, GBGEMF and GCMF (the Multiple Class Funds) offer two classes of shares. All shares existing prior to May 1, 1996, were classified as Class A shares. Class A shares are sold with an initial sales load of up to 4.50% and a continuing administrative fee of up to .25% on an annual basis. Class B shares are sold without an initial sales load but are subject to a distribution fee of .75% and an administrative fee of up to .25% on an annual basis, and a contingent deferred sales load (CDSL) of 4% imposed on certain redemptions. The two classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     Equity and debt securities listed on domestic exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Certain debt securities may be valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available, such as mortgage-backed securities and restricted securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

     Security gains or losses are determined on the identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

     All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 1997, distribution, administrative and transfer agent fees were the only class-specific expenses.

Dividends and Distributions to Shareholders

     GPAF distributes each year as dividends or capital gains distributions substantially all realized earnings by the Fund, if any.

     All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles
(GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary over distributions of net realized gains and net investment income.

Federal Income Taxes

     The Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code of 1986, as amended (Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE 2. INVESTMENT ADVISORY AGREEMENTS
AND PAYMENTS TO RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

     In addition, pursuant to the investment advisory agreement, if total expenses of the Fund, as defined, exceed 1% per annum of the average daily net asset value of the Fund, GISC has agreed to assume any such excess. Total expenses of the Fund did not exceed this limitation for the six months ended June 30, 1997.

     The aggregate remuneration paid by the Fund to its unaffiliated trustees ($500 per meeting plus an annual stipend of $1,000) amounted to $9,500 for the six months ended June 30, 1997. GISC pays compensation to the trustees who are interested persons.

     Certain officers and trustees of the Fund are affiliated with GISC.

Administrative Services Agreement

     Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of both classes of shares, the Fund pays GISC an administrative services fee of up to an annual rate of .25% of the average daily net assets. GPAF currently pays GISC up to .15% of its average daily net assets on an annual basis.

NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

     The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $3,217,006 for the six months ended June 30, 1997.

     Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), each Multiple Class Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

     The Fund has also entered into a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with GISC on behalf of the Class A shares. Effective May 1, 1996, the Plan has been made dormant and no 12b-1 fees are authorized to be paid in connection with sales of Class A shares.

     GISC is entitled to retain any CDSL imposed on certain redemptions. For the six months ended June 30, 1997, such charges were $34,580.

NOTE 4. REPURCHASE AGREEMENTS

     Collateral under repurchase agreements take the form of either cash or fully negotiable U.S. Government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked to market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees evaluates the creditworthiness of broker-dealers and banks engaged in repurchase agreements with the Fund. The Fund will not enter into repurchase agreements for more than one week's duration (or invest in any other securities which are not readily marketable) if more than 10% of its net assets would be so invested. On December 30, 1992, the shareholders of GPAF voted to amend the Fund's fundamental investment policies to permit up to 15% of the Fund's net assets to be invested in securities which are not readily marketable, including repurchase agreements which mature in more than seven days.

NOTE 5. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $577,443,899 and $353,108,493, respectively, during the six months ended June 30, 1997.

     Gross unrealized appreciation and depreciation of investments aggregated $549,163,961 and $5,570,535, respectively, resulting in net unrealized appreciation of $543,593,426 at June 30, 1997.

     The cost of investments owned at June 30, 1997 for Federal income tax purposes was the same for financial reporting purposes.


NOTE 6. SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into two classes, designated as Class A and Class B shares. Transactions in shares of beneficial interest were as follows:


                                       Six Months                                     Six Months
                                            Ended           Year Ended                     Ended           Year Ended
                                    June 30, 1997    December 31, 1996             June 30, 1997    December 31, 1996
                                      (Unaudited)            (Audited)               (Unaudited)            (Audited)
---------------------------------------------------------------------------------------------------------------------
                                                   Shares                                        Amount
---------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                             8,377,352           64,654,097              $342,894,835         $331,495,449
Shares issued in reinvestment of
  dividends and distributions             732,636            4,095,860                32,303,506          154,626,271
Shares repurchased                     (4,383,546)         (60,643,315)             (178,410,298)        (184,533,351)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                            4,726,442            8,106,642              $196,788,043         $301,588,369
=====================================================================================================================

CLASS B
Shares sold                             1,558,077              893,821              $ 63,615,660         $ 33,652,331
Shares issued in reinvestment of
  dividends and distributions              35,827               73,790                 1,576,637            2,826,851
Shares repurchased                        (53,433)             (17,517)               (2,150,194)            (684,481)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                            1,540,471              950,094              $ 63,042,103         $ 35,794,701
=====================================================================================================================



NOTE 7. LINE OF CREDIT

     A $20,000,000 line of credit available to The Guardian Park Avenue Fund and the other related Guardian Funds has been established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the six months ended June 30, 1997, the Fund had not borrowed against this line of credit.

---------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------

o   THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:


                                                                             -------
                                                                             CLASS A
                                                                             -------
                 Six Months
                   Ended                                        Year Ended December 31, (Audited)
               June 30, 1997 -------------------------------------------------------------------------------------------------------
                (Unaudited)    1996        1995      1994       1993      1992      1991      1990      1989      1988      1987
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD         $    37.91    $    33.97  $  26.89  $  28.63   $  25.17  $  22.23  $  18.26  $  21.56  $  20.46  $  18.63  $  20.74
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income              0.19          0.42      0.33      0.31       0.50      0.45      0.65      0.68      0.92      0.60      0.47
 Net realized
  and unrealized
  gain/(loss)
  on investments      6.79          8.41      8.87     (0.72)      4.56      4.05      5.71     (3.28)     3.88      3.23      0.20
------------------------------------------------------------------------------------------------------------------------------------
Net increase/
 (decrease) from
 investment
 operations           6.98          8.83      9.20     (0.41)      5.06      4.50      6.36     (2.60)     4.80      3.83      0.67
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND
 DISTRIBUTIONS
 TO SHAREHOLDERS
 FROM:
 Net investment
  income             (0.17)        (0.42)    (0.33)    (0.31)     (0.50)    (0.44)    (0.66)    (0.70)    (0.98)    (0.55)    (0.60)
 Distributions
  in excess of
  net investment
  income               --          (0.01)      --        --         --        --        --        --        --        --        --
 Net realized
  gain on
  investments        (0.66)        (4.46)    (1.79)    (1.02)     (1.10)    (1.12)    (1.73)      --      (2.72)    (1.45)    (2.18)
------------------------------------------------------------------------------------------------------------------------------------
 Total dividends
  and
  distributions      (0.83)        (4.89)    (2.12)    (1.33)     (1.60)    (1.56)    (2.39)    (0.70)    (3.70)    (2.00)    (2.78)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD $    44.06    $    37.91  $  33.97  $  26.89   $  28.63  $  25.17  $  22.23  $  18.26  $  21.56  $  20.46  $  18.63
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*        18.40%        26.49%    34.28%    (1.44%)    20.28%    20.48%    35.16%   (12.21%)   23.66%    20.78%     2.95%
====================================================================================================================================
RATIOS/
 SUPPLEMENTAL
 DATA:
 Net assets, end
  of period
  (000's
  omitted)      $1,826,532    $1,392,186  $972,275  $640,917   $560,193  $335,660  $270,095  $216,457  $228,190  $176,000  $157,045
 Ratio of
  expenses to
  average net
  assets              0.79%(a)      0.79%     0.81%     0.84%      0.81%     0.68%     0.67%     0.69%     0.70%     0.69%     0.68%
 Ratio of net
  investment
  income to
  average net
  assets              1.00%(a)      1.19%     1.07%     1.15%      1.89%     1.94%     2.96%     3.51%     4.01%     2.82%     2.08%
 Portfolio
  turnover ratio        23%           81%       78%       54%        46%       64%       57%       47%       47%       58%       50%
 Average rate of
  commissions
  paid(b)       $    0.055    $    0.047
====================================================================================================================================
  *  Excludes effect of sales load.
(a)  Annualized.
(b)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


--------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------

o  THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

===============================================================================

                                          -------
                                          CLASS B
                                          -------

                                Six Months        May 1, 1996+
                                  Ended           to December
                              June 30, 1997        31, 1996
                               (Unaudited)         (Audited)
---------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD                         $  37.90            $ 36.26
---------------------------------------------------------------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income                            --                 0.05
 Net realized
  and unrealized
  gain/on
  investments                       6.74               6.10
---------------------------------------------------------------
 Net increase
  from investment
  operations                        6.74               6.15
---------------------------------------------------------------
DIVIDENDS AND
 DISTRIBUTIONS
 TO SHAREHOLDERS
 FROM:
 Net investment
  income                           (0.01)             (0.05)
 Net realized
  gain on
  investments                      (0.66)             (4.46)
---------------------------------------------------------------
 Total dividends
  and
  distributions                    (0.67)             (4.51)
---------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                    $43.97             $37.90
---------------------------------------------------------------
TOTAL RETURN*                      17.77%             17.35%
===============================================================
RATIOS/
 SUPPLEMENTAL DATA:
 Net assets, end
  of period
  (000's
  omitted)                      $109,523            $36,006
 Ratio of
  expense to
  average net
  assets                            1.75%(a)           1.77%(a)
 Ratio of net
  investment
  income to
  average net
  assets                            --                 0.04%(a)
 Portfolio
  turnover ratio                      23%                81%
 Average rate of
  commissions
  paid(b)                         $0.055             $0.047
===============================================================================

  +  Commencement of operations.
  *  Excludes effect of sales load.
(a)  Annualized.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                                                                              21

(LOGO) THE GUARDIAN(R)
                                                              FIRST CLASS MAIL
THE GUARDIAN INSURANCE & ANNUITY  COMPANY, INC.               U.S. POSTAGE PAID
201 PARK AVENUE SOUTH                                         PERMIT NO. 45
NEW YORK, NY 10003                                            NEWARK, NJ






EB-010247 06/97



(LOGO) THE GUARDIAN(R)

THE GUARDIAN
INSURANCE & ANNUITY
COMPANY, INC.

A WHOLLY OWNED SUBSIDIARY OF
THE GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

Semiannual Report
to Contractowners

THE GUARDIAN
VARIABLE ACCOUNT 1

THE GUARDIAN
VARIABLE ACCOUNT 2

Executive Offices
201 Park Avenue South
New York, NY 10003

Customer Service Office
P.O. Box 26210
Lehigh Valley, PA 18002-6210
1-800-221-3253

JUNE 30, 1997